Schedule of goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill gross beginning	$ 27,001,383	$ 27,001,383
Goodwill impairment beginning	14,941,955
Goodwill net beginning	12,059,428	27,001,383
Goodwill impairment gross
Goodwill impairment loss	(2,331,557)	(14,941,955)
Goodwill impairment net	(2,331,557)	(14,941,955)
Goodwill impairment beginning	(14,941,955)
Goodwill gross ending	27,001,383	27,001,383
Goodwill impairment ending	(17,273,512)	(14,941,955)
Goodwill net ending	$ 9,727,871	$ 12,059,428